LEASES (Narrative) (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term	1 year 5 months 15 days	3 years 4 months 13 days
Weighted average discount rate	5.59%	5.18%